Equity (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Jun. 30, 2014
Options granted		4,360
Weighted average fair value of options granted		$ 25.51
Number of options exercised		107,914	224,258
Increase in equity		$ 2,100	$ 2,400
Stock option term		10 years
Vesting period		4 years
Unrecognized compensation cost	$ 26,500	$ 26,500
Weighted average period for recognition		1 year 2 months 12 days
Amounts reclassified from accumulated other comprehensive income	200	$ 1,311	$ (23)
Restricted Stock Units [Member]
Options granted		80,685	108,080
Unrecognized compensation cost	$ 52,300	$ 52,300
Weighted average period for recognition		3 years